RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Schedule of Assets and Liabilities Measured and Disclosed at Fair Value
The following table presents Brookfield Renewable's assets and liabilities including energy derivative contracts, power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”), interest rate swaps, foreign exchange swaps and tax equity measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2025				December 31, 2024
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$1,907	$—	$—	$1,907	$3,135
Restricted cash(1)	479	—	—	479	463
Financial instrument assets(1)
IFRS 9 PPAs	—	—	401	401	170
Energy derivative contracts	—	97	—	97	71
Interest rate swaps	—	285	—	285	393
Foreign exchange swaps	—	29	—	29	189
Tax equity	—	—	159	159	94
Investments in debt and equity securities(2)	—	42	2,039	2,081	1,939
Property, plant and equipment	—	—	76,351	76,351	73,475
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs	—	(34)	(854)	(888)	(1,025)
Energy derivative contracts	—	(166)	—	(166)	(109)
Interest rate swaps	—	(171)	—	(171)	(109)
Foreign exchange swaps	—	(525)	—	(525)	(58)
Tax equity	—	—	(1,909)	(1,909)	(2,125)
Contingent consideration(1)(3)	—	—	(88)	(88)	(61)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(3,521)	(1,035)	—	(4,556)	(3,801)
Non-recourse borrowings(1)	(1,844)	(31,626)	—	(33,470)	(30,662)
Total	$(2,979)	$(33,104)	$76,099	$40,016	$41,979
(1)Includes both the current amount and long-term amounts.
(2)Excludes $296 million (2024: $566 million) of investments in debt securities measured at amortized cost.
(3)Amount relates to business combinations and asset acquisitions completed between 2022 and 2025 with obligations lapsing from 2025 to 2027.

Schedule of Disclosure of Offsetting of Financial Assets and Financial Liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2025			December 31, 2024
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
IFRS 9 PPAs	$401	$888	$(487)	$(855)
Energy derivative contracts	97	166	(69)	(38)
Interest rate swaps	285	171	114	284
Foreign exchange swaps	29	525	(496)	131
Investments in debt and equity securities	2,377	—	2,377	2,505
Tax equity	159	1,909	(1,750)	(2,031)
Total	3,348	3,659	(311)	(4)
Less: current portion	327	899	(572)	(268)
Long-term portion	$3,021	$2,760	$261	$264

Schedule of Unrealized Gains (Losses) Included in Foreign Exchange and Unrealized Financial Instrument Loss
The following table reflects the gains (losses) included in Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$18	$(14)	$23	$(3)
IFRS 9 PPAs	(25)	(15)	26	1
Investment in debt and equity securities	30	19	64	47
Interest rate swaps	(5)	15	(18)	26
Foreign exchange swaps	(135)	28	(225)	24
Tax equity	111	85	214	141
Foreign exchange gain (loss)	261	(2)	420	—
	$255	$116	$504	$236

Schedule of Unrealized Gains (Losses) Included in Other Comprehensive Income
The following table reflects the gains (losses) included in other comprehensive income in the consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$(2)	$7	$(8)	$13
IFRS 9 PPAs	18	(156)	134	(348)
Interest rate swaps	(88)	56	(106)	72
Foreign exchange swaps	3	5	3	1
	(69)	(88)	23	(262)
Foreign exchange swaps – net investment	(263)	124	(470)	146
Investments in debt and equity securities	—	(1)	1	(1)
	$(332)	$35	$(446)	$(117)

Schedule of Reclassification Adjustments Recognized in Net Income
The following table reflects the reclassification adjustments recognized in net income (loss) in the consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Energy derivative contracts	$(9)	$(27)	$7	$(58)
IFRS 9 PPAs	9	—	7	—
Interest rate swaps	(5)	(6)	(14)	(4)
Foreign exchange swaps	2	—	2	—
	$(3)	$(33)	$2	$(62)